Divestitures (Details) (USD $)	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended				3 Months Ended		12 Months Ended		12 Months Ended
	Sep. 27, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Jun. 28, 2013 North America Guarding Business	Sep. 28, 2012 FEMSA	Dec. 24, 2010 Atkore	Sep. 27, 2013 Atkore	Sep. 28, 2012 Atkore	Sep. 30, 2011 Atkore	Dec. 22, 2010 Atkore	Dec. 27, 2013 Tyco Fire & Security Services Korea Co. Ltd.	Mar. 02, 2014 Tyco Fire & Security Services Korea Co. Ltd.	Sep. 30, 2011 Electrical and Metal Products	Sep. 28, 2012 NA Installation & Services North America Guarding Business	Sep. 27, 2013 2012 Separation Agreement	Sep. 27, 2013 2007 Separation Agreement	Sep. 28, 2012 2007 Separation Agreement	Sep. 30, 2011 2007 Separation Agreement
Divestitures
Loss (gain) on write-down	$ 13,000,000
Proceeds from divestiture of businesses					25,000,000
Cash divested on sale					2,000,000
Total assets to be divested included in prepaid expenses and other current assets	828,000,000	828,000,000	790,000,000												35,000,000
Total liabilities to be divested included in accrued and other current liabilities	225,000,000	225,000,000	225,000,000												8,000,000
Increase (decrease) to shareholders' equity due to spin-off																1,000,000	0	0	13,000,000
Net cash proceeds on sale of discontinued operations						1,000,000
Pre-tax income (loss) on sale of discontinued operations		0	4,000,000	170,000,000		(3,000,000)
Preferred stock sold as percentage of outstanding capital stock											51.00%
Divestiture of businesses, net of cash divested		17,000,000	(5,000,000)	709,000,000			713,000,000
Net gains (loss) on divestiture		(20,000,000)	(14,000,000)	224,000,000			259,000,000
Cumulative translation gain on divestiture							33,000,000
Working capital adjustment that reduced the gain on disposal										11,000,000
Ownership percentage								42.00%
Equity Method Investments								44,000,000	92,000,000
Company's share in net income (loss) of equity investments		(48,000,000)	(26,000,000)	(12,000,000)				(48,000,000)	(26,000,000)	(12,000,000)
Income tax expense associated with pre-2007 Separation tax liabilities		0	21,000,000	0
Reimbursement pursuant to tax sharing agreement			8,000,000
Gain (loss) on divestiture less settlement of working capital adjustments														248,000,000
Sale of Stock, Percentage of Ownership before Transaction												100.00%
Anticipated Purchase Price													$ 1,930,000,000